EARNINGS PER COMMON SHARE - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Antidilutive securities (in shares)	3.9	4.4	10.0